Accounts receivable (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Accounts receivable
Receivables			$ 1,278,510	$ 1,106,002	$ 854,402
Allowance for doubtful accounts (note 7 b.)			(12,400)	(20,332)	(20,759)	$ (8,992)
Net receivables		$ 65,024	1,266,110	1,085,670	833,643
Accounts receivable for passenger charges			$ 1,130,427	$ 952,522	$ 658,269
Interest income from accounts receivable	$ 0